Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were available to be issued (April 24, 2023). Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements except as disclosed below.

Completion of an Initial Public Offering Transaction

On February 27, 2023, the Company announced the pricing of its initial public offering of 1,950,000 Ordinary Shares at a public offering price of $4.00 per share, for aggregate gross proceeds of $7,800 prior to deducting underwriting discounts and other offering expenses. In addition, the Company granted the underwriters (i) 97,500 warrants which shall be exercisable into Ordinary Shares of the Company at an exercise price of $5.00 per Ordinary Share over a period of 5-years commencing August 26, 2023 and (ii) a 45-day option to purchase up to an additional 292,500 ordinary shares at the public offering price less discounts, to cover over-allotments. The over-allotment option was not exercised and has expired as of the date of filing of these consolidated financial statements.

The Ordinary Shares began trading on the Nasdaq Capital Market under the ticker symbol “BMR” on February 28, 2023. The Company’s IPO closed on March 2, 2023.

For accounting purposes, following the completion of the above IPO transaction, all shares, options and warrants to purchase Ordinary Shares and loss per share amounts have been adjusted to give retroactive effect to the Reverse Share Split for all periods presented in these consolidated financial statements. Any fractional shares resulting from the Reverse Share Split were rounded up to the nearest whole share.

In addition, the holders of all other shares with preferences over Ordinary Shares (i.e. Convertible Preferred Shares and Convertible Ordinary 1 and 2 Shares) effected a conversion of all such shares to 7,211,280 Ordinary Shares, effective as of the pricing of the IPO on February 27, 2023.

Further, in connection with the above IPO, on March 14, 2022, the Company’s shareholders approved to increase the Company’s authorized shares from 22,000,000 to 222,000,000. These consolidated financial statements exclude the aforesaid increase of authorized shares, as if such change to the Company’s capital structure had not yet occurred.